Shareholder Report, Holdings (Details)	Oct. 31, 2025
C000170851 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000170851 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000170851 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000170851 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000170851 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170851 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000170851 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000170851 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000170851 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000026748 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000026748 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026748 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000026748 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026748 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026748 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026748 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000026748 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026748 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000026747 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000026747 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026747 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000026747 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026747 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026747 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026747 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000026747 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026747 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C000026746 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.70%
C000026746 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000026746 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000026746 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000026746 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000026746 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000026746 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000026746 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000026746 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%